ADDITIONAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2025
Additional Cash Flow Information
ADDITIONAL CASH FLOW INFORMATION

35.	ADDITIONAL CASH FLOW INFORMATION

The following table provides additional information about transactions related to the statement of cash flow:

				Consolidated
	Ref.	12/31/2025	12/31/2024	12/31/2023
Income tax and social contribution paid		633,942	1,319,426	1,407,469
Addition to PP&E with interest capitalization	11 and 30	403,302	206,764	182,799
Remeasurement and addition – Right of use	11.b	316,848	299,650	197,525
Addition to PP&E without adding cash		21,401	32,128	114,877
Capitalization / acquisition of subsidiary without cash effect		1,533,782	118,000	11,037
Sale of equity stake without cash impact		387,569
		3,296,844	1,975,968	1,913,707